Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets:
Cash and due from banks	$ 22,364	$ 27,079
Federal funds sold and overnight interest-bearing deposits	20,445	1,360
Investment in available-for-sale securities, at fair value	198,998	205,985
Mortgage servicing rights	2,762	3,036
Accrued interest receivable	4,816	4,999
Deposits:
Non-interest bearing demand	207,700	187,382
Savings, interest checking and money market	442,059	419,085
Time deposits	319,755	350,004
Accrued interest payable	373	426
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Cash and due from banks	22,364	27,079
Federal funds sold and overnight interest-bearing deposits	20,445	1,360
Investment in available-for-sale securities, at fair value	0	1,003
Loans, net	0	0
Investment in FHLB stock	0	0
Mortgage servicing rights	0	0
Cash surrender value - life insurance	0	0
Accrued interest receivable	4,816	4,999
Assets, Total	47,625	34,441
Deposits:
Non-interest bearing demand	207,700	187,382
Savings, interest checking and money market	442,059	419,085
Time deposits	0	0
Federal funds purchased and securities sold under agreements to repurchase	17,970	31,084
Subordinated notes	0	0
Federal Home Loan Bank advances	0	0
Accrued interest payable	373	426
Liabilities, Fair Value Disclosure, Total	668,102	637,977
Other Observable Inputs (Level 2)
Assets:
Cash and due from banks	0	0
Federal funds sold and overnight interest-bearing deposits	0	0
Investment in available-for-sale securities, at fair value	198,998	204,982
Loans, net	0	0
Investment in FHLB stock	3,075	2,354
Mortgage servicing rights	0	0
Cash surrender value - life insurance	2,284	2,213
Accrued interest receivable	0	0
Assets, Total	204,357	209,549
Deposits:
Non-interest bearing demand	0	0
Savings, interest checking and money market	0	0
Time deposits	0	0
Federal funds purchased and securities sold under agreements to repurchase	0	0
Subordinated notes	33,371	32,048
Federal Home Loan Bank advances	44,396	25,366
Accrued interest payable	0	0
Liabilities, Fair Value Disclosure, Total	77,767	57,414
Net Significant Unobservable Inputs (Level 3)
Assets:
Cash and due from banks	0	0
Federal funds sold and overnight interest-bearing deposits	0	0
Investment in available-for-sale securities, at fair value	0	0
Loans, net	854,062	829,223
Investment in FHLB stock	0	0
Mortgage servicing rights	2,762	3,036
Cash surrender value - life insurance	0	0
Accrued interest receivable	0	0
Assets, Total	856,824	832,259
Deposits:
Non-interest bearing demand	0	0
Savings, interest checking and money market	0	0
Time deposits	321,041	352,432
Federal funds purchased and securities sold under agreements to repurchase	0	0
Subordinated notes	0	0
Federal Home Loan Bank advances	0	0
Accrued interest payable	0	0
Liabilities, Fair Value Disclosure, Total	321,041	352,432
Carrying Amount
Assets:
Cash and due from banks	22,364	27,079
Federal funds sold and overnight interest-bearing deposits	20,445	1,360
Investment in available-for-sale securities, at fair value	198,998	205,985
Loans, net	852,114	825,828
Investment in FHLB stock	3,075	2,354
Mortgage servicing rights	2,762	3,036
Cash surrender value - life insurance	2,284	2,213
Accrued interest receivable	4,816	4,999
Assets, Total	1,106,858	1,072,854
Deposits:
Non-interest bearing demand	207,700	187,382
Savings, interest checking and money market	442,059	419,085
Time deposits	319,755	350,004
Federal funds purchased and securities sold under agreements to repurchase	17,970	31,084
Subordinated notes	49,486	49,486
Federal Home Loan Bank advances	43,000	24,000
Accrued interest payable	373	426
Liabilities, Fair Value Disclosure, Total	1,080,343	1,061,467
Fair Value
Assets:
Cash and due from banks	22,364	27,079
Federal funds sold and overnight interest-bearing deposits	20,445	1,360
Investment in available-for-sale securities, at fair value	198,998	205,985
Loans, net	854,062	829,223
Investment in FHLB stock	3,075	2,354
Mortgage servicing rights	2,762	3,036
Cash surrender value - life insurance	2,284	2,213
Accrued interest receivable	4,816	4,999
Assets, Total	1,108,806	1,076,249
Deposits:
Non-interest bearing demand	207,700	187,382
Savings, interest checking and money market	442,059	419,085
Time deposits	321,041	352,432
Federal funds purchased and securities sold under agreements to repurchase	17,970	31,084
Subordinated notes	33,371	32,048
Federal Home Loan Bank advances	44,396	25,366
Accrued interest payable	373	426
Liabilities, Fair Value Disclosure, Total	$ 1,066,910	$ 1,047,823